Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 day year	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Allowance for loan losses
Balance at beginning of period	916	922	908	922	910
Net movements recognized in statements of operations	49	20	24	69	51
Gross write-offs	(99)	(54)	(44)	(153)	(87)
Recoveries	29	7	12	36	31
Net write-offs	(70)	(47)	(32)	(117)	(56)
Provisions for interest	6	7	4	13	12
Foreign currency translation impact and other adjustments, net	(1)	14	24	13	11
Balance at end of period	900	916	928	900	928
Allowance for loan losses
Balance at end of period	900	916	928	900	928
of which individually evaluated for impairment	676	689	682	676	682
of which collectively evaluated for impairment	224	227	246	224	246
Gross loans held at amortized cost
Balance at end of period	227,606	227,343	219,648	227,606	219,648	223,204
of which individually evaluated for impairment	1,673	1,781	1,774	1,673	1,774
of which collectively evaluated for impairment	225,933	225,562	217,874	225,933	217,874
Loans held at amortized cost
Purchases	423	1,692	2,793	2,115	3,709
Reclassifications from loans held-for-sale	62	44	85	106	85
Reclassifications to loans held-for-sale	132	176	341	308	816
Sales	70	117	264	187	707
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	631	634	613	634	621
Net movements recognized in statements of operations	34	(1)	(1)	33	4
Gross write-offs	(72)	(21)	(22)	(93)	(39)
Recoveries	22	2	9	24	17
Net write-offs	(50)	(19)	(13)	(69)	(22)
Provisions for interest	6	5	2	11	7
Foreign currency translation impact and other adjustments, net	(3)	12	23	9	14
Balance at end of period	618	631	624	618	624
Allowance for loan losses
Balance at end of period	618	631	624	618	624
of which individually evaluated for impairment	447	457	443	447	443
of which collectively evaluated for impairment	171	174	181	171	181
Gross loans held at amortized cost
Balance at end of period	96,330	97,938	95,584	96,330	95,584	97,080
of which individually evaluated for impairment	1,066	1,135	1,139	1,066	1,139
of which collectively evaluated for impairment	95,264	96,803	94,445	95,264	94,445
Loans held at amortized cost
Purchases	423	1,692	2,445	2,115	3,361
Reclassifications from loans held-for-sale	62	44	85	106	85
Reclassifications to loans held-for-sale	132	176	341	308	816
Sales	70	117	264	187	707
Consumer
Allowance for loan losses
Balance at beginning of period	285	288	295	288	289
Net movements recognized in statements of operations	15	21	25	36	47
Gross write-offs	(27)	(33)	(22)	(60)	(48)
Recoveries	7	5	3	12	14
Net write-offs	(20)	(28)	(19)	(48)	(34)
Provisions for interest	0	2	2	2	5
Foreign currency translation impact and other adjustments, net	2	2	1	4	(3)
Balance at end of period	282	285	304	282	304
Allowance for loan losses
Balance at end of period	282	285	304	282	304
of which individually evaluated for impairment	229	232	239	229	239
of which collectively evaluated for impairment	53	53	65	53	65
Gross loans held at amortized cost
Balance at end of period	131,276	129,405	124,064	131,276	124,064	126,124
of which individually evaluated for impairment	607	646	635	607	635
of which collectively evaluated for impairment	130,669	128,759	123,429	130,669	123,429
Loans held at amortized cost
Purchases	0	0	348	0	348
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0